Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 470,227	¥ 222,325
Inventory valuation allowance	27,048	5,237
Accrued expenses and others	19,225	11,000
Total deferred tax assets	516,500	238,562
Less: valuation allowance	(514,500)	(237,965)
Deferred tax assets, net	¥ 2,000	¥ 597